CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000
Common stock, shares issued	696,050,476	580,329,160	354,161,297
Common stock, shares outstanding	696,050,476	580,329,160	354,161,297
Series A Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	5,500	5,500	5,500
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series B Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,000	2,000	2,000
Convertible preferred stock, shares issued	0	0	1,490
Convertible preferred stock, shares outstanding	0	0	1,490
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series C Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	750	0
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series D Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	750	750	0
Convertible preferred stock, shares issued	0	0	0
Convertible preferred stock, shares outstanding	0	0	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Series E Convertible Preferred Stock
Convertible preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Convertible preferred stock, shares authorized	2,450	2,450	0
Convertible preferred stock, shares issued	370	930	0
Convertible preferred stock, shares outstanding	370	930	0
Convertible preferred stock, cumulative percentage of interest	9.00%	9.00%	9.00%
Common stock, shares issued	30,166,666